Trade and other receivables - Summary of trade and other receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables	£ 2,609	£ 2,998
Loans and other receivables	1,568	755
Prepayments and accrued income	431	408
Net trade and other receivables per balance sheet	4,608	4,161
Trade and other receivables, Current	4,367	3,951
Trade and other receivables, Non-current	£ 241	£ 210